Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Intangible Assets

6.Intangible Assets

Amortization of definite-lived intangible assets for the years ended December 31, 2018, 2017, 2016, was $399,000,  $137,000 and $359,000 respectively.  The following is a schedule by year of projected amortization expense for definite-lived intangible assets (in thousands):

2019	$1,628
2020	1,624
2021	1,620
2022	1,611
2023	1,590
Thereafter	8,880

The balance in identifiable intangible assets comprises the following (in thousands):

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2018
Referral networks	$21,850	$(21,152)	$698
Covenants not to compete	9,796	(9,367)	429
Customer lists	2,025	(1,235)	790
Reacquired franchise rights	12,447	(1,529)	10,918
Subtotal - definite-lived intangibles	46,118	(33,283)	12,835
VITAS trade name	51,300	-	51,300
Roto-Rooter trade name	150	-	150
Operating licenses	3,968	-	3,968
Total	$101,536	$(33,283)	$68,253

December 31, 2017
Referral networks	$21,140	$(21,140)	$-
Covenants not to compete	9,519	(9,291)	228
Customer lists	1,217	(1,217)	-
Reacquired franchise rights	1,298	(1,239)	59
Subtotal - definite-lived intangibles	33,174	(32,887)	287
VITAS trade name	51,300	-	51,300
Roto-Rooter trade name	150	-	150
Operating licenses	3,128	-	3,128
Total	$87,752	$(32,887)	$54,865